RIGHT-OF-USE ASSETS	12 Months Ended
Dec. 31, 2025
Disclosure of quantitative information about right-of-use assets [abstract]
RIGHT-OF-USE ASSETS
7	RIGHT-OF-USE ASSETS

i)	Right-of-use assets

	Property	Office equipment	Motor Vehicle	Total
	USD	USD	USD	USD
Balance as at January 1, 2024	-	3,425	75,009	78,434
Addition	952,609	-	453,069	1,405,678
Loss from early termination of lease	-	-	(7,872)	(7,872)
Depreciation	(165,963)	(1,396)	(69,850)	(237,209)
Effect of movement in exchange rates	(11,863)	(82)	(7,610)	(19,555)
As at December 31, 2024	774,783	1,947	442,746	1,219,476
Additions	481,393	14,899	129,746	626,038
Depreciation	(348,273)	(1,679)	(106,167)	(456,119)
Effects of movement in exchange rates	92,072	336	(18,309)	74,099
Balance at December 31, 2025	999,975	15,503	448,016	1,463,494
ii)	Amounts recognized in consolidated statements of profit or loss and other comprehensive (loss)/income:

	2025	2024	2023
	USD	USD	USD
Interest on lease liabilities	137,282	67,702	10,088
Expenses relating to short-term lease and low value assets	360,199	277,005	292,897
Depreciation charge for right-of-use assets	456,119	237,209	165,862

iii)	Amounts recognized in statements of cash flows

	2025	2024	2023
	USD	USD	USD
Payment of lease liabilities	(522,525)	(269,292)	(178,040)